Income Taxes (Details) - Schedule of income tax expense - Subsidiaries [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes (Details) - Schedule of income tax expense [Line Items]
Current income tax expenses	$ 532,041	$ 594,272	$ 771,639
Deferred income tax expenses (recovery)	(330,063)	(265,421)	(1,001,372)
Income tax expenses (recovery)	$ 201,978	$ 328,851	$ (229,733)